Finance income, net	12 Months Ended
Mar. 31, 2021
Finance expense income [Abstract]
Finance income, net
24.	Finance income, net

Finance income, net consists of the following:

	For the Year Ended March 31,
	2021		2020		2019
Interest income	Rs.	826	Rs.	888	Rs.	770
Fair value changes and profit on sale of units of mutual funds, net		557		929		773
Foreign exchange gain		1,240		639		737
Miscellaneous income, net		- *		5		-
Finance income (A)	Rs.	2,623	Rs.	2,461	Rs.	2,280
Interest expense	Rs.	(970)	Rs.	(983)	Rs.	(889)
Foreign exchange loss		-		-		(274)
Finance expense (B)	Rs.	(970)	Rs.	(983)	Rs.	(1,163)
Finance income, net [(A)+(B)]	Rs.	1,653	Rs.	1,478	Rs.	1,117

* Rounded to the nearest million.